Debt Securities in Issue - Parent - Additional Information (Details) £ in Millions	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 GBP (£)
Debt Securities In Issue [Line Items]
Notional amount | £		£ 163,361		£ 198,391
– Euro 30bn Euro Medium Term Note Programme | Medium-term notes
Debt Securities In Issue [Line Items]
Notional amount	€ 30,000,000,000		€ 30,000,000,000
– Euro 30bn Euro Medium Term Note Programme | Medium-term notes | Santander UK Group Holdings plc
Debt Securities In Issue [Line Items]
Notional amount	€ 30,000,000,000		€ 30,000,000,000